Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended
	Jun. 20, 2023	Aug. 31, 2021	Aug. 23, 2021	Aug. 31, 2023	Nov. 30, 2021	Nov. 30, 2023	Feb. 28, 2022	Feb. 29, 2024	May 31, 2022	May 31, 2024	May 31, 2026	Aug. 31, 2022	Aug. 31, 2024	Nov. 30, 2022	Nov. 30, 2024	Feb. 28, 2023	Feb. 28, 2025	May 31, 2023	May 31, 2025	Aug. 31, 2023	Aug. 31, 2025	Nov. 30, 2023	Nov. 30, 2025	Feb. 29, 2024	Feb. 28, 2026	May 31, 2024	May 31, 2026	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000228894
Account Value [Line Items]
Line Graph and Table Measure Name											One Global ETF
Accumulated Value		$ 10,208	$ 10,000		$ 10,012		$ 8,363		$ 6,978			$ 7,163		$ 6,770		$ 6,842		$ 6,866		$ 7,927		$ 7,639		$ 8,851		$ 9,175		$ 9,255	$ 10,428	$ 10,544	$ 10,524	$ 11,644	$ 12,044	$ 12,387	$ 13,020
C000233373
Account Value [Line Items]
Line Graph and Table Measure Name											The Future Fund Long Short ETF
Accumulated Value	$ 10,000			$ 9,910		$ 9,840		$ 10,820		$ 11,525			$ 11,335		$ 11,910		$ 12,564		$ 12,688		$ 13,205		$ 12,719		$ 12,378		$ 12,752
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,099	10,000		10,233		9,834		9,327			8,965		9,290		9,078		9,600		10,395		10,576		11,842		12,306		13,215	14,160	14,022	13,970	15,314	16,284	16,405	18,130
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 10,303		$ 10,483		$ 11,738		$ 12,197			$ 13,099		$ 14,036		$ 13,899		$ 13,847		$ 15,179		$ 16,141		$ 16,260		$ 17,970
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index
Accumulated Value		$ 10,151	$ 10,000		$ 9,992		$ 9,634		$ 9,081			$ 8,579		$ 8,873		$ 8,882		$ 9,206		$ 9,825		$ 9,989		$ 10,993		$ 11,427		$ 12,183	$ 12,655	$ 12,704	$ 13,045	$ 14,172	$ 15,025	$ 15,844	$ 17,062